STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Equity) - USD ($)	Unallocated Reserve member	Trust Corpus	Total
Beginning Balance at Jan. 31, 2021	$ 16,477,046	$ 3
Units, Beginning Balance at Jan. 31, 2021	13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net Income (Loss)	$ 68,765,745		$ 68,765,745
First quarter's distribution paid	(11,676,809)
Second quarter's distribution paid	(1,180,801)
Third quarter's distribution paid	(18,630,414)
Fourth quarter's distribution declared/paid	(22,960,018)
Ending Balance at Jan. 31, 2022	$ 30,794,749	3
Units, Ending Balance at Jan. 31, 2022	13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net Income (Loss)	$ 5,309,085		5,309,085
First quarter's distribution paid	(13,644,810)
Second quarter's distribution paid	(11,020,810)
Ending Balance at Jan. 31, 2023	$ 11,438,214	3	$ 11,438,217
Units, Ending Balance at Jan. 31, 2023	13,120,010		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net Income (Loss)	$ 18,983,336		$ 18,983,336
Third quarter's distribution paid	(4,592,003)
Fourth quarter's distribution declared/paid	(4,854,404)
Ending Balance at Jan. 31, 2024	$ 20,975,143	$ 3	$ 20,975,146
Units, Ending Balance at Jan. 31, 2024	13,120,010		13,120,010